Undiscovered Managers Behavioral Value Fund Investment Objectives and Goals - R2 R3 R4 R5 R6 Shares [Member] - Undiscovered Managers Behavioral Value Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R2/UBVRX; R3/UBVTX; R4/UBVUX; R5/UBVVX; R6/UBVFX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	Capital appreciation.